ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities at December 31 were as follows:

	2013	2012
Trade payables	$60,568	$64,351
Inventory commitment reserve	1,797	1,465
Accrued royalties	22,960	22,450
Accrued payroll and related liabilities	11,087	12,662
Taxes payable (including sales taxes)	11,861	9,181
Product warranties	5,861	4,169
Marketing development funds	302	38
Other	10,410	13,900
	$124,846	$128,216